Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Issued capital	Capital reserve	Other reserves	Accumulated losses	Total equity attributable to VTEX's shareholders	Non-controlling interests
Beginning Balance at Dec. 31, 2018	$ 10,298	$ 13,939	$ 3,925		$ (7,586)	$ 10,278	$ 20
Statements [Line Items]
Net loss for the year	(4,576)				(4,593)	(4,593)	17
Foreign cumulative conversion adjustment	(572)			$ (572)		(572)
Exercise of stock options	972	972				972
Issue of ordinary shares as consideration for a business combination	1,585	43	1,542			1,585
Dividends paid	(1,366)		(997)		(369)	(1,366)
Corporate reorganization		(14,938)	4,917		10,021
Capital contribution	40,000	1	39,999			40,000
Share-based compensation	744		747		(3)	744
Transactions with owners of the Company	41,935	(13,922)	46,208		9,649	41,935
Ending Balance at Dec. 31, 2019	47,085	17	50,133	(572)	(2,530)	47,048	37
Statements [Line Items]
Net loss for the year	(825)				(914)	(914)	89
Foreign cumulative conversion adjustment	676			676		676
Exercise of stock options	313		313			313
Issue of ordinary shares as consideration for a business combination	93		93			93
Capital contribution	156,650		156,650			156,650
Share-based compensation	2,803		2,803			2,803
Transactions with owners of the Company	28,812		28,812			28,812
Buyback of shares	(131,047)		(131,047)			(131,047)
Ending Balance at Dec. 31, 2020	75,748	17	78,945	104	(3,444)	75,622	126
Statements [Line Items]
Net loss for the year	(60,514)				(60,511)	(60,511)	(3)
Foreign cumulative conversion adjustment	548			548		548
Exercise of stock options	3,830		3,830			3,830
Issue of ordinary shares as consideration for a business combination	1,469		1,469			1,469
Capital contribution	1,000		1,000			1,000
Share-based compensation	9,217		9,217			9,217
Transactions with owners of the Company	311,407	2	311,521			311,523	(116)
Issuance of common shares in initial public offering	317,809	2	317,807			317,809
Share issuance costs	(21,491)		(21,491)			(21,491)
Buyback of shares	(407)		(407)			(407)
Transactions with non-controlling interests	7						7
Acquisition of non-controlling interests	(27)		96			96	(123)
Ending Balance at Dec. 31, 2021	$ 327,189	$ 19	$ 390,466	$ 652	$ (63,955)	$ 327,182	$ 7